Finance costs (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of income and expense [abstract]
Overdraft	R (2,324)	R (2,259)	R (1,490)
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 13)	0	(3,222)	0
Other long-term loans	0	(50)	(186)
Decommissioning provision (note 19)	(213)	0	0
Other	(1,410)	(146)	(161)
Finance costs, gross	(3,947)	(5,677)	(1,837)
Net foreign exchange losses	(5,073)	0	0
Finance costs	R (9,020)	R (5,677)	R (1,837)